Risk Management - Maturity of Financial Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Long-term debt	$ 6,629	$ 6,071
Capital instruments	7,532	6,667
Derivatives	14,247	11,687
Deposits from Bank clients	22,063	21,616
Lease liabilities	355
Fair value of deposits from Bank clients	22,270	21,518
Less than 1 year
Disclosure of credit risk exposure [line items]
Long-term debt	0	0
Capital instruments	0
Derivatives	2,320	1,561
Deposits from Bank clients	15,690
Lease liabilities	105
1 to 3 years
Disclosure of credit risk exposure [line items]
Long-term debt	2,829	1,672
Capital instruments	0
Derivatives	2,304	1,982
Deposits from Bank clients	3,774
Lease liabilities	151
3 to 5 years
Disclosure of credit risk exposure [line items]
Long-term debt	0	920
Capital instruments	0
Derivatives	1,244	717
Deposits from Bank clients	2,599
Lease liabilities	52
Over 5 years
Disclosure of credit risk exposure [line items]
Long-term debt	3,800	3,479
Capital instruments	7,532
Derivatives	8,379	$ 7,427
Deposits from Bank clients	0
Lease liabilities	$ 47